Trade and Other Payables - Summary of Trade and Other Payables (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables		¥ 1,527,706	¥ 1,294,138
Bills payable		562,593	26,196
Amounts due to related parties exclude advances received		4,910,255	3,655,724
Subtotal		7,000,554	4,976,058
Dividends payable		30,577	29,522
Construction payable		487,283	299,205
Oil price risk reserve		0	546,055
Accrued expenses		400,391	518,333
Other liabilities		87,144	106,634
Subtotal of other payables		1,005,395	1,499,749
Financial liabilities measured at amortized cost		8,005,949	6,475,807
Amounts due to related parties – advances received		6,275	1,117
Amounts due to related parties – measured at fair value through profit or loss (FVPL)	[1]	1,388,286	0
Sub Total		9,400,510	6,476,924
Total amount due to related parties		¥ 6,304,816	¥ 3,656,841

[1]	Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.